Annual Total Returns - Russell 2000 2x Strategy Fund (Class H) [BarChart] - Class H - Russell 2000 2x Strategy Fund - Class H	Aug. 01, 2021
Bar Chart Table:
2011	(19.98%)
2012	28.13%
2013	84.52%
2014	4.56%
2015	(13.02%)
2016	38.39%
2017	25.56%
2018	(26.75%)
2019	46.90%
2020	16.32%